Revenue Recognition (Tables)	6 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Revenue from External Customers by Products and Services
The following table presents the Company’s revenue disaggregated based on the revenue source and the timing of revenue recognition:

	Six months ended June 30,
	2025	2024
Revenue from hardware, proprietary embedded firmware and accessories	$83,352	$137,248
Revenue from services	3,586	3,908
Revenue from SaaS	2,334	2,463
Revenue from software upgrade rights	—	3,234
Total revenue	$89,272	$146,853

Revenue from External Customers by Geographic Areas
The following table presents the Company’s revenue disaggregated based on geographic location of customers:

	Six months ended June 30,
	2025	2024
United States	$64,465	$104,913
Rest of World	24,807	41,940
Total revenue	$89,272	$146,853

Contract with Customer, Contract Asset, Contract Liability, and Receivable
Contract liabilities

	June 30, 2025	December 31, 2024
Deferred revenue: enhanced warranties	$20,409	$21,090
Deferred revenue: SaaS	6,841	6,078
Deferred revenue: other services	2,901	2,694
Total contract liabilities	$30,151	$29,862

Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction	These performance obligations are expected to be satisfied as follows:

	Enhanced warranties	SaaS services	Other services
Remainder of 2025	$2,837	$1,772	$1,801
2026	5,968	1,992	1,100
2027	4,881	1,216	—
2028	3,807	852	—
2029	2,028	556	—
Thereafter	888	453	—
Total contract liabilities	$20,409	$6,841	$2,901